RELATED PARTY TRANSACTIONS	7 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS
The majority of the Company’s revenues, including all management fees and certain administrative, transaction and other fees, are earned from the products it manages, which are related parties of the Company.
The Company also has arrangements in place with products that it manages, whereby certain costs are initially paid by the Company and subsequently are reimbursed by the products. These amounts are included within due from related parties in the Company’s consolidated and combined statements of financial condition.

(dollars in thousands)	December 31, 2021	December 31, 2020
Management fees	$168,057	$78,586
Realized performance income	10,496	—
Administrative fees and other expenses paid on behalf of the Company’s products and other related parties	46,023	14,112

Due from Related Parties	$224,576	$92,698

Reimbursements from the Company’s Products
Administrative fees represent allocable compensation and other expenses incurred by the Company, pursuant to administrative and other agreements, that are reimbursed by products it manages. These administrative fees are included within administrative, transaction and other fees on the consolidated and combined statements of operations and totaled $37.2 million, $13.0 million and $12.0 million during the years ended December 31, 2021, 2020 and 2019, respectively.
Dealer Manager Revenues
Dealer manager revenues represent commissions earned from certain of the Company’s products for distribution services provided. These dealer manager revenues are included within administrative, transaction and other fees on the consolidated and combined statements of operations and totaled $8.2 million, $3.9 million and $9.6 million during the years ended December 31, 2021, 2020 and 2019, respectively.
Expense Support and Caps Arrangements
The Company is party to expense support and cap arrangements with certain of the products it manages. Pursuant to these arrangements, the Company may absorb certain expenses of these products when in excess of stated expense caps or until such products reach certain profitability and cash flow thresholds. In certain cases, the Company is able to recover these expenses once certain profitability and cash flow thresholds are met. The Company recorded net expenses (recoveries) related to these arrangements of $(3.2) million, $18.7 million and $7.0 million for the years ended December 31, 2021, 2020 and 2019, respectively. These net expenses (recoveries) are included in general, administrative and other expenses within the consolidated and combined statements of operations.
Aircraft and Other Services
In the normal course of business, the Company reimburses certain related parties for business use of their aircraft based on current market rates. Personal use of the aircraft is not charged to the Company. The Company recorded expenses for these aircraft reimbursements of $0.6 million, $0.9 million and $1.0 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Promissory Note
The Company was a party to an interest-bearing promissory note with a product it manages, allowing the product to borrow from the Company up to an aggregate of $50.0 million. The Company lent and was repaid $30.0 million and recorded $4 thousand of interest income during the year ended December 31, 2020. The unpaid principal balance and accrued interest were payable on demand upon 120 days written notice by the Company. The promissory note matured on December 31, 2020.